UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21609

Salomon Brothers Variable Rate Strategic Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Salomon Brothers Asset Management Inc

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: September 30

Date of reporting period: March 31, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Salomon Brothers

Variable Rate Strategic Fund Inc.

Semi-Annual Report

March 31, 2005

PFPC Inc.

P.O. Box 43027

Providence, RI 02940-3027

GFYSEMI 5/05

05-8545

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Letter From the Chairman

R. Jay Gerken, CFA

Chairman and
Chief Executive Officer

Dear Shareholder,

Despite rising interest rates, continued high oil prices, geopolitical concerns and uncertainties surrounding the U.S. Presidential election, the U.S. economy continued to expand during the period. Following a robust 4.0% gain in the third quarter of 2004, gross domestic product (“GDP”)i was 3.8% in the fourth quarter. On April 28, after the reporting period ended, first quarter 2005 GDP growth estimates came in at 3.1%.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following three rate hikes from June through September 2004, the Fed again increased its target for the federal funds rateiii by 0.25% increments four times during the reporting period. This brought the target for the federal funds rate to 2.75% by the end of March. The Fed raised its target rate by an additional 0.25% to 3.00% at its May meeting, after the Fund’s reporting period.

For much of the reporting period, the fixed income market confounded many investors as short-term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, remained fairly steady. However, this changed late in the period, coinciding with the Fed’s official statement accompanying its March rate hike. While the Fed continued to say it expected to raise rates at a “measured” pace, it made several adjustments to its statement, which many investors interpreted to mean larger rate hikes could be possible in the future. This subsequently caused longer-term interest rates to rise sharply.

Since inception on October 26, 2004 to the end of the period on March 31, 2005, the Salomon Brothers Variable Rate Strategic Fund Inc. returned -8.97%, based on its New York Stock Exchange (“NYSE”) market price, and 1.27% based on its net asset value (“NAV”)iv per share. The Lipper Global Income Closed-End Funds Category Averagev was 3.23% from October 31, 2004 through March 31, 2005. Please note that Lipper performance returns are based on each fund’s NAV per share.

The performance table shows the Fund’s 30-day SEC yield as well as its total return since inception based on its NAV and market price as of March 31, 2005. Past performance is no guarantee of future results. The Fund’s yields will vary.

FUND PERFORMANCE

AS OF MARCH 31, 2005

(unaudited)

Price Per Share	30-Day SEC Yield	Since Inception on 10/26/04

$18.93 (NAV)	4.79%	1.27%

$17.85 (Market Price)	5.08%	-8.97%

All figures represent past performance and are not a guarantee of future results. The Fund’s yields will vary.

Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all dividends and/or capital gains distributions, if any, in additional shares. The “SEC yield” is a return figure often quoted by bond and other fixed-income mutual funds. This quotation is based on the most recent 30-day (or one-month) period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period after deduction of the Fund’s expenses for the period. These yields are as of March 31, 2005 and are subject to change.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The Fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Adviser with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

Looking for Additional Information?

The Fund is traded under the symbol “GFY” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under symbol XGFYX. Barron’s and The Wall Street Journal’s Monday editions carry closed-end fund tables that will provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.citigroupam.com.

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 or 1-800-SALOMON (toll free), Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the Fund’s current NAV, market price, and other information.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman and Chief Executive Officer

May 3, 2005

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. Your Common Shares at any point in time may be worth less than you invested, even after taking into account the reinvestment of Fund dividends and distributions.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	The federal funds rate is the interest rate that banks with reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	NAV is calculated by subtracting total liabilities from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is at the Fund’s market price as determined by supply of and demand for the Fund’s shares.
[v]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period from October 31, 2004 through March 31, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 9 funds in the fund’s Lipper category, and excluding sales charges.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Fund at a Glance (unaudited)

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited)

March 31, 2005

Face Amount	Security	Value

Corporate Bonds & Notes — 18.8%
Basic Industries — 2.8%
$125,000	Ainsworth Lumber Co. Ltd., Sr. Notes, 7.250% due 10/1/12 (a)	$123,125
125,000	Aleris International Inc., Sr. Secured Notes, 10.375% due 10/15/10	139,375
125,000	Anchor Glass Container Corp., Sr. Secured Notes, 11.000% due 2/15/13	113,437
125,000	Appleton Papers Inc., Sr. Sub. Notes, Series B, 9.750% due 6/15/14	131,250
125,000	Aventine Renewable Energy Holdings, Inc., Sr. Secured Notes, 9.010% due 12/15/11 (a)(b)	127,500
125,000	Berry Plastics Corp., Sr. Sub. Notes, 10.750% due 7/15/12	141,562
375,000	Bowater Canada Finance Corp., Notes, 7.950% due 11/15/11	390,937
163,000	Crystal U.S. Holdings 3 LLC, Sr. Sub. Notes, 9.625% due 6/15/14 (a)	186,635
125,000	Equistar Chemicals L.P., Sr. Notes, 10.625% due 5/1/11	140,937
152,000	Hunstman International LLC, Sr. Sub. Notes, 10.125% due 7/1/09	158,840
100,000	Innophos Inc., Sr. Sub. Notes, 8.875% due 8/15/14 (a)	105,500
125,000	ISP Holdings, Inc., Sr. Secured Notes, Series B, 10.625% due 12/15/09	134,375
150,000	JSG Funding, PLC, Sr. Notes, 9.625% due 10/1/12	162,000
200,000	KI Holdings, Inc., Sr. Discount Notes, zero coupon until 11/15/09, 9.875% thereafter, due 11/15/14 (a)	124,000
375,000	Lyondell Chemical Co., Sr. Secured Notes, 10.500% due 6/1/13	433,125
125,000	Mueller Group, Inc., Sr. Sub. Notes, 10.000% due 5/1/12	135,625
125,000	Nalco Co., Sr. Sub. Notes, 8.875% due 11/15/13	134,375
125,000	Norske Skog Canada Ltd., Sr. Notes, Series D, 8.625% due 6/15/11	130,000
375,000	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10	388,125
125,000	Plastipak Holdings, Inc., Sr. Notes, 10.750% due 9/1/11	139,375
125,000	Pliant Corp., 2nd Priority Sr. Secured Notes, 11.125% due 9/1/09	125,625
125,000	Resolution Performance Products, Inc., Sr. Sub. Notes, 13.500% due 11/15/10	135,625
125,000	Rhodia S.A., Sr. Notes, 7.625% due 6/1/10	123,750
375,000	Smurfit-Stone Container Enterprises Inc., Sr. Notes, 8.375% due 7/1/12	389,063
90,000	United Agri Products, Inc., Sr. Notes, 8.250% due 12/15/11	94,050

		4,408,211

Consumer Cyclicals — 1.7%
125,000	AMF Bowling Worldwide, Inc., Sr. Sub. Notes, 10.000% due 3/1/10	128,750
50,000	Carrols Corp., Sr. Sub. Notes, 9.000% due 1/15/13 (a)	51,750
175,000	Cinemark Inc., Sr. Discount Notes, zero coupon until 3/15/09, 9.750% thereafter, due 3/15/14	125,125
125,000	CSK Auto, Inc., Sr. Sub. Notes, 7.000% due 1/15/14	118,594
50,000	Eye Care Centers of America, Inc., Sr. Sub. Notes, 10.750% due 2/15/15 (a)	48,000
375,000	Felcor Lodging L.P., Sr. Notes, 9.000% due 6/1/11	405,000
100,000	Finlay Fine Jewelry Corp., Sr. Notes, 8.375% due 6/1/12	95,000

See Notes to Financial Statements.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)

March 31, 2005

Face Amount	Security	Value

Consumer Cyclicals — 1.7% (continued)
$125,000	Gaylord Entertainment Co., Sr. Notes, 6.750% due 11/15/14 (a)	$119,063
125,000	General Nutrition Centers, Inc., Sr. Sub. Notes, 8.500% due 12/1/10	106,875
250,000	Host Marriott L.P., Sr. Notes, 7.125% due 11/1/13	249,375
125,000	Interface, Inc., Sr. Sub. Notes, 7.300% due 4/1/08	122,500
425,000	iStar Financial Inc., Sr. Notes, 5.150% due 3/1/12	411,736
	Levi Strauss & Co., Sr. Notes:
25,000	7.730% due 4/1/12 (a)(b)	24,687
25,000	12.250% due 12/15/12	27,375
125,000	9.750% due 1/15/15 (a)	123,437
250,000	MeriStar Hospitality Corp., Sr. Notes, 9.125% due 1/15/11	262,500
125,000	Oxford Industries, Inc., Sr. Notes, 8.875% due 6/1/11	133,125
	Six Flags, Inc., Sr. Notes:
75,000	9.750% due 4/15/13	70,313
25,000	9.625% due 6/1/14	23,188

		2,646,393

Consumer Non-Cyclicals — 3.0%
375,000	Boyd Gaming Corp., Sr. Sub. Notes, 7.750% due 12/15/12	394,687
250,000	Choctaw Resort Development Enterprise, Sr. Notes, 7.250% due 11/15/19 (a)	248,750
50,000	Community Health Systems, Inc., Sr. Sub. Notes, 6.500% due 12/15/12 (a)	49,000
50,000	DaVita Inc., Sr. Sub. Notes, 7.250% due 3/15/15 (a)	49,250
125,000	Del Monte Corp., Sr. Sub. Notes, 8.625% due 12/15/12	135,937
125,000	Doane Pet Care Co., Sr. Sub. Notes, 10.750% due 3/1/10	133,125
250,000	Dole Food Co. Inc., Debentures, 8.750% due 7/15/13	268,750
125,000	Global Cash Access LLC, Sr. Sub. Notes, 8.750% due 3/15/12	133,125
250,000	HCA Inc., Notes, 6.375% due 1/15/15	249,410
125,000	Herbst Gaming Inc., Sr. Sub. Notes, 7.000% due 11/15/14 (a)	125,000
375,000	IASIS Healthcare LLC, Sr. Sub. Notes, 8.750% due 6/15/14	392,812
125,000	Kerzner International Ltd., Sr. Sub. Notes, 8.875% due 8/15/11	134,688
125,000	Medical Device Manufacturing Inc., Sr. Sub. Notes, Series B, 10.000% due 7/15/12	134,375
500,000	MGM MIRAGE, Sr. Notes, 6.750% due 9/1/12	506,250
100,000	National Mentor Inc., Sr. Sub. Notes, 9.625% due 12/1/12 (a)	104,750
125,000	Pinnacle Entertainment, Inc., Sr. Sub. Notes, 8.250% due 3/15/12	125,625
125,000	Pinnacle Foods Holding Corp., Sr. Sub. Notes, 8.250% due 12/1/13	107,500
125,000	Riddell Bell Holdings, Inc., Sr. Sub. Notes, 8.375% due 10/1/12 (a)	128,750
50,000	Scientific Games Corp., Sr. Sub. Notes, 6.250% due 12/15/12 (a)	50,000
125,000	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14	130,938

See Notes to Financial Statements.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)

March 31, 2005

Face Amount	Security	Value

Consumer Non-Cyclicals — 3.0% (continued)
	Simmons Bedding Co.:
$50,000	Sr. Discount Notes, zero coupon until 12/15/09, 10.000% thereafter, due 12/15/14 (a)	$31,500
100,000	Sr. Sub. Notes, 7.875% due 1/15/14	102,500
375,000	Station Casinos, Inc., Sr. Sub. Notes, 6.875% due 3/1/16	377,344
375,000	Tenet Healthcare Corp., Sr. Notes, 9.875% due 7/1/14	391,875
125,000	VWR International, Inc., Sr. Sub. Notes, 8.000% due 4/15/14	127,188

		4,633,129

Energy — 1.8%
375,000	Chesapeake Energy Corp., Sr. Notes, 6.875% due 1/15/16	380,625
500,000	Dynegy Holdings Inc., Sr. Notes, 6.875% due 4/1/11	446,250
375,000	El Paso Corp., Sr. Notes, 7.375% due 12/15/12	364,687
250,000	Hanover Compressor Co., Sr. Notes, 9.000% due 6/1/14	268,750
475,000	Petronas Capital Ltd., Sr. Notes, 7.875% due 5/22/22 (a)	569,213
250,000	Vintage Petroleum Inc., Sr. Sub. Notes, 7.875% due 5/15/11	266,250
500,000	The Williams Cos., Inc., Notes, 8.750% due 3/15/32	596,250

		2,892,025

Financial — 0.3%
500,000	Stingray Pass-Through Trust, Medium-Term Notes, 5.902% due 1/12/15 (a)	494,972

Housing Related — 0.5%
200,000	Associated Materials Inc., Sr. Discount Notes, zero coupon until 3/1/09, 11.250% thereafter, due 3/1/14	140,000
500,000	Goodman Global Holding Co. Inc., Sr. Notes, 5.760% due 6/15/12 (a)(b)	497,500
125,000	Nortek Inc., Sr. Sub. Notes, 8.500% due 9/1/14	121,250

		758,750

Manufacturing — 3.1%
125,000	Blount Inc., Sr. Sub. Notes, 8.875% due 8/1/12	132,500
100,000	DRS Technologies, Inc., Sr. Sub. Notes, 6.875% due 11/1/13 (a)	100,500
75,000	Ford Motor Co., Notes, 7.450% due 7/16/31	68,027
4,000,000	General Motors Acceptance Corp., Notes, 5.110% due 12/1/14 (b)	3,443,692
125,000	Invensys PLC, Sr. Notes, 9.875% due 3/15/11 (a)	127,812
250,000	L-3 Communications Corp., Sr. Sub. Notes, 7.625% due 6/15/12	266,875
100,000	Moog Inc., Sr. Sub. Notes, 6.250% due 1/15/15	98,500
75,000	Park-Ohio Industries, Inc., Sr. Sub. Notes, 8.375% due 11/15/14 (a)	72,750
375,000	Sequa Corp., Sr. Notes, Series B, 8.875% due 4/1/08	395,625
100,000	Tenneco Automotive Inc., Sr. Sub. Notes, 8.625% due 11/15/14 (a)	97,750

See Notes to Financial Statements.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)

March 31, 2005

Face Amount	Security	Value

Manufacturing — 3.1% (continued)
$125,000	TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13	$135,000

		4,939,031

Media – Cable — 2.0%
500,000	Cablevision Systems Corp., Sr. Notes, 8.000% due 4/15/12 (a)	516,250
100,000	Cadmus Communications Corp., Sr. Sub. Notes, 8.375% due 6/15/14	105,000
600,000	Charter Communications Holdings, LLC, Sr. Notes, 10.250% due 1/15/10	484,500
500,000	Dex Media Inc., Discount Notes, zero coupon until 11/15/08, 9.000% thereafter, due 11/15/13	382,500
125,000	DirectTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13	135,937
375,000	EchoStar DBS Corp., Sr. Notes, 6.625% due 10/1/14 (a)	364,219
325,000	LodgeNet Entertainment Corp., Sr. Sub. Debentures, 9.500% due 6/15/13	355,875
125,000	Mediacom LLC, Sr. Notes, 9.500% due 1/15/13	125,313
375,000	Vertis Inc., Sr. Secured Notes, 9.750% due 4/1/09	393,750
250,000	Young Broadcasting Inc., Sr. Sub. Notes, 10.000% due 3/1/11	256,875

		3,120,219

Service/Other — 0.6%
100,000	Allied Security Escrow Corp., Sr. Sub. Notes, 11.375% due 7/15/11	103,000
	Allied Waste North America, Inc., Sr. Notes:
75,000	7.250% due 3/15/15 (a)	71,625
250,000	Series B, 9.250% due 9/1/12	268,750
125,000	Cenveo Corp., Sr. Sub. Notes, 7.875% due 12/1/13	112,187
375,000	Iron Mountain Inc., Sr. Sub. Notes, 8.625% due 4/1/13	380,625

		936,187

Technology — 0.5%
200,000	Amkor Technology, Inc., Sr. Notes, 9.250% due 2/15/08	192,000
600,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	520,500
125,000	Seagate Technology HDD Holdings, Sr. Notes, 8.000% due 5/15/09	133,438

		845,938

Telecommunications — 1.6%
250,000	American Tower Corp., Sr. Notes, 7.125% due 10/15/12	250,000
125,000	Centennial Communications Corp., Sr. Notes, 10.125% due 6/15/13	138,750
250,000	Crown Castle International Corp., Sr. Notes, 7.500% due 12/1/13	275,625
50,000	Intelsat (Bermuda) Ltd., Sr. Notes, 7.805% due 1/15/12 (a)(b)	51,000
125,000	IWO Holdings, Inc., Sr. Secured Notes, 6.320% due 1/15/12 (a)(b)	128,125
10,000	MCI Inc., Sr. Notes, 8.735% due 5/1/14	11,025
500,000	Nextel Communications, Inc., Sr. Notes, 6.875% due 10/31/13	523,750

See Notes to Financial Statements.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)

March 31, 2005

Face Amount	Security	Value

Telecommunications — 1.6% (continued)
$500,000	Qwest Services Corp., Notes, 14.500% due 12/15/14 (a)	$606,250
125,000	SBA Communications Corp., Sr. Notes, 8.500% due 12/1/12 (a)	130,000
250,000	SpectraSite, Inc., Sr. Notes, 8.250% due 5/15/10	261,875
125,000	UbiquiTel Operating Co., Sr. Notes, 9.875% due 3/1/11	138,438
50,000	Zeus Special Subsidiary Ltd., Sr. Discount Notes, zero coupon until 2/1/10, 9.250% thereafter, due 2/1/15 (a)	31,875

		2,546,713

Transportation — 0.1%
100,000	Continental Airlines Inc., Notes, 8.000% due 12/15/05	99,000

Utilities — 0.8%
375,000	The AES Corp., Sr. Notes, 9.375% due 9/15/10	415,312
500,000	Calpine Corp., Sr. Secured Notes, 8.500% due 7/15/10 (a)	395,000
196,000	NRG Energy, Inc., Sr. Secured Notes, 8.000% due 12/15/13 (a)	208,250
250,000	Reliant Energy Inc., Sr. Secured Notes, 9.250% due 7/15/10	268,750

		1,287,312

	Total Corporate Bonds & Notes (Cost — $30,962,678)	29,607,880

Face Amount†
Sovereign Bonds — 19.0%
Argentina — 0.8%
	Republic of Argentina (c)(d)(e):
25,000EUR	9.000% due 5/24/05 (a)	10,286
10,000DEM	7.875% due 7/29/05	2,031
10,000DEM	11.250% due 4/10/06	2,126
30,000EUR	8.000% due 2/26/08	12,504
50,000DEM	9.000% due 11/19/08	9,932
20,000EUR	8.250% due 7/6/10	8,110
15,000DEM	10.250% due 2/6/49	3,221
340,000DEM	7.000% due 3/18/49	70,513
25,000EUR	9.000% due 6/20/49	10,137
10,000EUR	8.500% due 7/1/49	3,972
10,000DEM	9.000% due 9/19/49	2,016
15,000DEM	10.500% due 11/14/49	2,989
1,585,000	Discount Bonds, Series L-GL, 3.500% due 3/31/23 (b)	931,187

See Notes to Financial Statements.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)

March 31, 2005

Face Amount†	Security	Value

Argentina — 0.8% (continued)
	Medium-Term Notes:
85,000,000ITL	4.649% due 7/8/05	$17,112
15,000EUR	10.250% due 1/26/07	6,413
25,000EUR	10.000% due 2/22/07	10,598
40,000,000ITL	7.625% due 8/11/07	8,176
40,000,000ITL	8.000% due 10/30/09	8,047
20,000EUR	8.500% due 7/30/10	7,962
20,000EUR	8.750% due 2/4/49	8,426
15,000,000ITL	7.000% due 3/18/49	3,142
10,000EUR	7.125% due 6/10/49	4,059
10,000EUR	9.250% due 7/20/49	4,065
10,000EUR	8.125% due 10/4/49	3,980
325,000	Par Bond, Series L-GP, 6.000% due 3/31/23	190,125

		1,341,129

Brazil — 4.3%
7,279,470	Federative Republic of Brazil, DCB, Series L, 3.125% due 4/15/12 (b)	6,842,702

Bulgaria — 0.2%
285,714	Republic of Bulgaria, FLIRB, Series A, 3.750% due 7/28/12 (b)	286,786

Chile — 0.4%
550,000	Republic of Chile, 5.500% due 1/15/13	563,809

Colombia — 1.0%
	Republic of Colombia:
900,000	10.750% due 1/15/13	1,011,375
440,000	10.375% due 1/28/33	468,600
75,000	Medium-Term Notes, 11.750% due 2/25/20	90,187

		1,570,162

Ecuador — 0.5%
730,000	Republic of Ecuador, 12.000% due 11/15/12 (a)	735,475

El Salvador — 0.2%
275,000	Republic of El Salvador, 7.750% due 1/24/23 (a)	299,750

See Notes to Financial Statements.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)

March 31, 2005

Face Amount†	Security	Value

Mexico — 4.0%
	United Mexican States:
2,875,000	8.125% due 12/30/19	$3,309,125
	Medium-Term Notes:
275,000	8.300% due 8/15/31	315,906
	Series A:
525,000	6.625% due 3/3/15	546,656
875,000	8.000% due 9/24/22	997,500
1,125,000	7.500% due 4/8/33	1,197,563

		6,366,750

Panama — 0.6%
	Republic of Panama:
100,000	7.250% due 3/15/15	100,000
859,073	PDI, 3.750% due 7/17/16 (b)	803,233

		903,233

Peru — 0.8%
	Republic of Peru:
145,000	9.125% due 2/21/12	164,394
1,163,250	FLIRB, 5.000% due 3/7/17 (b)	1,093,455

		1,257,849

The Philippines — 0.7%
1,075,000	Republic of the Philippines, 9.875% due 1/15/19	1,128,750

Russia — 2.9%
2,775,000	Russian Federation, 12.750% due 6/24/28 (a)	4,551,000

South Africa — 0.3%
	Republic of South Africa:
125,000	9.125% due 5/19/09	142,813
375,000	6.500% due 6/2/14	395,156

		537,969

Turkey — 1.0%
	Republic of Turkey:
75,000	11.875% due 1/15/30	100,688
1,250,000	Collective Action Securities, 9.500% due 1/15/14	1,412,500

		1,513,188

See Notes to Financial Statements.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)

March 31, 2005

Face Amount†	Security	Value

Ukraine — 0.3%
	Republic of Ukraine:
205,343	11.000% due 3/15/07 (a)	$220,487
300,000	7.650% due 6/11/13 (a)	322,500

		542,987

Uruguay — 0.2%
	Republic of Uruguay, Benchmark Bonds:
175,000	7.250% due 2/15/11	167,125
125,000	7.500% due 3/15/15	115,000

		282,125

Venezuela — 0.8%
1,450,000	Bolivarian Republic of Venezuela, Collective Action Securities, 3.693% due 4/20/11 (a)(b)	1,294,125

	Total Sovereign Bonds (Cost — $29,873,667)	30,017,789

U.S. Government Agency Mortgage Pass-Throughs — 28.7%
	Federal Home Loan Mortgage Corporation (FHLMC), Gold:
3,676,269	6.000% due 2/1/33	3,768,598
8,781,304	6.500% due 11/1/34	9,116,342
	Fannie Mae:
8,109,519	6.000% due 5/1/33	8,293,845
10,255,483	5.500% due 11/1/33	10,292,646
13,684,687	5.500% due 11/1/34	13,718,187

	Total U.S. Government Agency Mortgage Pass-Throughs (Cost — $45,759,315)	45,189,618

Asset-Backed Securities — 15.8%
	Aegis Asset-Backed Securities Trust:
723,228	Series 2004-5N, 5.000% due 12/25/34 (a)	721,460
1,699,165	Series 2004-6N, 4.750% due 3/25/35 (a)	1,697,041
930,554	Series 2005-1N, Class N1, 4.250% due 3/25/35 (a)	929,391
	Countrywide Asset-Backed Certificates:
345,281	Series 2004-5N, Class N1, 5.500% due 10/25/35 (a)	344,373
1,102,056	Series 2004-11N, Class N, 5.250% due 4/25/36 (a)	1,097,803
3,000,000	Fremont Home Loan Trust, Series 2004-D, Class M5, 3.850% due 11/25/34 (b)	3,011,130

See Notes to Financial Statements.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)

March 31, 2005

Face Amount	Security	Value

Asset-Backed Securities — 15.8% (continued)
	GSAMP Trust:
$1,500,000	Series 2004-OPT, Class B1, 4.450% due 11/25/34 (b)	$1,504,686
471,110	Series 2005-OPT, 5.000% due 11/25/34 (a)	465,598
990,344	Long Beach Asset Holdings Corp., Series 2004-6, Class N2, 7.500% due 11/25/34 (a)	954,444
463,907	Merrill Lynch Mortgage Investors, Inc., Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (a)	463,907
	Morgan Stanley ABS Capital I:
2,000,000	Series 2004-HE9, Class M6, 4.100% due 11/25/34 (b)	2,026,917
1,000,000	Series 2004-OP1, Class M5, 3.900% due 11/25/34 (b)	1,016,465
1,500,000	Novastar Home Equity Loan, Series 2004-4, Class M4, 3.950% due 3/25/35 (b)	1,507,069
2,000,000	Park Place Securities Inc., Series 2004-WWF1, Class M4, 3.950% due 1/25/35 (b)	2,048,950
1,500,000	Park Place Securities Net Interest Margin Trust, Series 2004-WWF1, Class B, 6.290% due 1/25/35 (a)	1,500,469
	Sail Net Interest Margin Notes:
1,018,291	Series 2004-2A, Class A, 5.500% due 3/27/34 (a)	1,022,464
442,507	Series 2004-10A, Class B, 7.000% due 11/27/34 (a)	431,444
	Series 2004-11A:
293,350	Class A2, 4.750% due 1/27/35 (a)	293,459
281,202	Class B, 7.500% due 1/27/35 (a)	270,042
	Series 2004-BN2A:
387,477	Class A, 5.000% due 12/27/34 (a)	387,631
365,542	Class B, 7.000% due 12/27/34 (a)	346,551
	Series 2005-1A:
178,437	Class A, 4.250% due 2/27/35 (a)	177,808
384,142	Class B, 7.500% due 2/27/35 (a)	374,321
2,260,000	Structured Asset Investment Loan Trust, Series 2004-9, Class M4, 4.150% due 10/25/34 (b)	2,303,967

	Total Asset-Backed Securities (Cost — $24,761,861)	24,897,390

Collateralized Mortgage Obligations — 3.2%
9,117,250	Fannie Mae Interest Strip, Series 339, Class 30, 5.500% due 7/1/18	1,364,303
1,489,387	Homestar Net Interest Margin Trust, Series 2004-6, Class A1, 5.500% due 1/25/35 (a)	1,494,274
	Structured Asset Securities Corp., Class M1:
960,969	Series 1998-2, 3.950% due 2/25/28 (b)	961,935
465,664	Series 1998-3, 3.850% due 3/25/28 (b)	466,212
836,112	Series 1998-8, 3.790% due 8/25/28 (b)	837,063

	Total Collateralized Mortgage Obligations (Cost — $5,128,396)	5,123,787

See Notes to Financial Statements.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)

March 31, 2005

Face Amount	Security	Value

Loan Participations (b)(f) — 3.9%
$997,500	Advertising Directory Solution Inc., Second Lien Term Loan, 6.600% due 5/9/12 (Bank of America)	$1,021,918
	Charter Communications Holdings, LLC Term Loan:
2,506	5.890% due 4/27/11 (CS First Boston Corp.)	2,522
994,988	Tranche B, 5.980% due 4/27/11 (CS First Boston Corp.)	1,001,162
	Reliant Energy Inc. Term Loan:
115,385	5.225% due 4/30/10 (Bank of America)	116,940
1,384,615	Tranche B, 6.089% due 4/30/10 (Bank of America)	1,403,283
1,500,000	UPC Broadband Inc. Term Loan, Tranche H2, 5.752% due 3/15/12 (Bank of America)	1,517,917
	Venetian Casino Resort LLC Term Loan Tranche B:
170,940	0.750% due 6/15/11 (Bank of Nova Scotia)	173,237
829,060	4.810% due 6/15/11 (Bank of Nova Scotia)	840,356

	Total Loan Participations (Cost — $5,999,238)	6,077,335

Repurchase Agreements — 9.7%
5,000,000	Interest in $668,807,000 joint tri-party repurchase agreement dated 3/31/05 with Goldman Sachs Group Inc., 2.850% due 4/1/05; Proceeds at maturity — $5,000,396; (Fully collateralized by various U.S. Treasury obligations, 0.000% to 8.750% due 4/28/05 to 5/15/20; Market value — $5,100,002)	5,000,000
5,298,000	Interest in $441,237,000 joint tri-party repurchase agreement dated 3/31/05 with Morgan Stanley, 2.850% due 4/1/05; Proceeds at maturity — $5,298,419; (Fully collateralized by various U.S. government agency obligations, 0.000% due 4/13/05 to 2/24/06; Market value — $5,404,003)	5,298,000
5,000,000	Interest in $954,517,000 joint party repurchase agreement dated 3/31/05 with UBS Securities LLC, 2.840% due 4/1/05; Proceeds at maturity — $5,000,394; (Fully collateralized by various U.S. government agency obligations, 0.000% to 8.875% due 4/19/05 to 11/15/30; Market value — $5,100,001)	5,000,000

	Total Repurchase Agreements (Cost — $15,298,000)	15,298,000

	Total Investments — 99.1% (Cost — $157,783,155*)	156,211,799
	Other Assets in Excess of Liabilities — 0.9%	1,378,001

	Total Net Assets — 100.0%	$157,589,800

See Notes to Financial Statements.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)

March 31, 2005

†	Face amount denominated in U.S. dollars unless otherwise indicated.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(b)	Rate shown reflects current rate on instrument with variable rate or step coupon rates.
(c)	Security is currently in default.
(d)	Non-income producing security.
(e)	All Argentina bonds were tendered as of February 25, 2005, under a plan of reorganization of Argentina.
(f)	Participation interest was acquired through the financial institutions indicated parenthetically.
*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

DCB	— Debt Conversion Bond.
DEM	— German Mark.
EUR	— Euro.
FLIRB	— Front-Loaded Interest Reduction Bond.
ITL	— Italian Lira.
PDI	— Past Due Interest.

See Notes to Financial Statements.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Statement of Assets and Liabilities (unaudited)

March 31, 2005

ASSETS:
Investments, at value (Cost — $157,783,155)	$156,211,799
Cash	10,505
Interest receivable	2,091,354
Unrealized appreciation on interest rate swap contracts (Note 3)	885,727

Total Assets	159,199,385

LIABILITIES:
Payable on interest rate swap contracts (Note 3)	1,072,019
Offering costs payable	192,223
Payable for securities purchased	170,940
Management fee payable	100,885
Directors’ fees payable	9,313
Transfer agency services payable	3,731
Accrued expenses	60,474

Total Liabilities	1,609,585

Total Net Assets	$157,589,800

NET ASSETS:
Par value of capital shares ($0.001 par value, 100,000,000 shares authorized; 8,323,434 shares outstanding)	$8,323
Capital paid in excess of par value	158,601,885
Overdistributed net investment income	(401,297)
Accumulated net realized gain from investment transactions, futures contracts, interest rate swap contracts and foreign currencies	66,518
Net unrealized depreciation of investments and interest rate swap contracts	(685,629)

Total Net Assets	$157,589,800

Net Asset Value, per share ($157,589,800 / 8,323,434 shares outstanding)	$18.93

See Notes to Financial Statements.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Statement of Operations (unaudited)

For the Period Ended March 31, 2005†

INCOME:
Interest	$3,298,656

EXPENSES:
Management fee (Note 2)	487,293
Audit and tax services	26,878
Shareholder communications	22,731
Legal fees	22,446
Custody	21,691
Directors’ fees	20,838
Transfer agency services	14,249
Stock exchange listing fees	3,323
Other	6,019

Total Expenses	625,468

Net Investment Income	2,673,188

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, INTEREST RATE SWAP CONTRACTS AND FOREIGN CURRENCIES (NOTES 1 AND 3):
Net realized gain (loss) from:
Investment transactions	286,127
Futures contracts	122,748
Interest rate swap contracts	(340,999)
Foreign currency transactions	(1,358)

Net Realized Gain	66,518

Net Change in Unrealized Appreciation/Depreciation of Investments and Interest Rate Swap Contracts	(685,629)

Net Loss on Investments, Futures Contracts, Interest Rate Swap Contracts and Foreign Currencies	(619,111)

Increase in Net Assets from Operations	$2,054,077

†	For the period October 26, 2004 (commencement of operations) to March 31, 2005.

See Notes to Financial Statements.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Statement of Changes in Net Assets (unaudited)

For the Period Ended March 31, 2005†
OPERATIONS:
Net investment income	$2,673,188
Net realized gain	66,518
Net change in unrealized appreciation/depreciation	(685,629)

Increase in Net Assets from Operations	2,054,077

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,074,485)

Decrease in Net Assets From Distributions to Shareholders	(3,074,485)

FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares (8,200,000 shares issued, net of $328,000 offering costs)	156,292,000
Net proceeds from shares issued on reinvestment of dividends (118,188 shares issued)	2,218,208

Increase in Net Assets From Fund Share Transactions	158,510,208

Increase in Net Assets	157,489,800

NET ASSETS:
Beginning of period	100,000

End of period*	$157,589,800

* Includes overdistributed net investment income of:	$(401,297)

†	For the period October 26, 2004 (commencement of operations) to March 31, 2005.

See Notes to Financial Statements.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Financial Highlights

Data for a share of capital stock outstanding throughout the period ended March 31:

	2005(1)(2)
Net Asset Value, Beginning of Period	$19.06	*

Income (Loss) From Operations:
Net investment income	0.34
Net realized and unrealized loss	(0.10)

Total Income From Operations	0.24

Less Distributions From:
Net investment income	(0.37)

Total Distributions	(0.37)

Net Asset Value, End of Period	$18.93

Market Price, End of Period	$17.85

Total Return, Based on Market Price(3)	(8.97	)%‡
Ratios to Average Net Assets:
Expenses	0.96	%†
Net investment income	4.11	%†
Portfolio Turnover Rate	17%

(1)	For the period October 26, 2004 (commencement of operations) to March 31, 2005 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.

(3)	For purposes of this calculation, dividends are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan and the broker commission paid to purchase or sell a share is excluded.
*	Initial public offering price of $20.00 per share less offering costs and sales load totaling $0.94 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Notes to Financial Statements (unaudited)

Note  1.  Significant  Accounting  Policies

Salomon Brothers Variable Rate Strategic Fund Inc. (“Fund”) was incorporated in Maryland on August 3, 2004 and is registered as a non-diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended. The Fund’s Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to maintain a high level of current income.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) INVESTMENT VALUATION. In valuing the Fund’s assets, all securities for which market quotations are readily available are valued (i) at the last sale price prior to the time of determination if there was a sale on the date of determination, (ii) at the mean between the last current bid and asked prices if there was no sales price on such date and bid and asked quotations are available, and (iii) at the bid price if there was no sales price on such date and only bid quotations are available. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last current bid and asked price as of the close of business of that market. Securities may also be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.

(b) REPURCHASE AGREEMENTS. When entering into repurchase agreements, it is the Fund’s policy that a custodian take possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Notes to Financial Statements (unaudited) (continued)

(c) LOAN PARTICIPATIONS. The Fund invests in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity or a corporate borrower and one or more financial institutions (“lenders”). The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender. The Fund may have difficulty disposing of participations/assignments because the market for certain instruments may not be highly liquid.

(d) INTEREST RATE SWAPS. In order to manage interest rate sensitivity (duration), the Fund has entered into interest rate swap agreements with counterparty pursuant to which, the Fund has guaranteed to make semi-annual payments to the counterparty at predetermined fixed rates, in exchange for floating payments from the counterparty at the 6-month London Inter-Bank Offer Rate (“LIBOR”), based on the notional principal amount. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. Net periodic interest payments to be received or paid are accrued daily and recorded in the statement of operations as an adjustment to realized gain or loss.

(e) INVESTMENT TRANSACTIONS. Investment transactions are recorded on trade date. Interest income is accrued on a daily basis. Market discount or premium on securities purchased is accreted or amortized, respectively, on an effective yield basis over the life of the security. The Fund uses the specific identification method for determining realized gain or loss on sale of investments.

(f) FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rate from that which is due to changes in market prices of the securities.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Notes to Financial Statements (unaudited) (continued)

(g) DISTRIBUTIONS. The Fund pays dividends to shareholders monthly. Net realized gains, if any, in excess of loss carryovers are expected to be distributed annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets. Dividends and distributions, which exceed net investment income and net realized capital gains, are reported as return of capital.

(h) FEDERAL AND OTHER TAXES. It is the Fund’s policy to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Note  2.  Management  Fee  and  Other  Transactions

Salomon Brothers Asset Management Inc (“SBAM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager and administrator to the Fund. SBAM is responsible on a day-to-day basis for the management of the Fund’s portfolio in accordance with the Fund’s investment objectives and policies and for making decisions to buy, sell or hold particular securities of the Fund. The fee for these services is payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets plus the proceeds of any outstanding borrowings.

The Investment Manager has agreed to pay (i) all of the Fund’s organizational costs and (ii) offering costs of the Fund (other than sales load) that exceed $0.04 per Common Share.

At March 31, 2005, Citigroup Financial Products Inc., another indirectly, wholly-owned subsidiary of Citigroup, held 5,246.59 shares of the Fund.

Certain officers and/or directors of the Fund are also officers and/or directors of SBAM and do not receive compensation from the Fund.

Note  3.  Portfolio  Activity

For the period ended March 31, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$162,359,269

Sales	$20,018,769

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Notes to Financial Statements (unaudited) (continued)

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$717,644
Gross unrealized depreciation	(2,289,000)

Net unrealized depreciation	$(1,571,356)

At March 31, 2005, the Fund had outstanding the following interest rate swap agreements:

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	12/7/04
Notional Amount:	$18,000,000
Payments Made by the Fund	Fixed Rate 2.661%
Payments Received by the Fund:	Floating Rate (6-month LIBOR)
Termination Date:	12/7/14
Unrealized Appreciation:	$369,340

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	12/9/04
Notional Amount:	$18,000,000
Payments Made by the Fund	Fixed Rate 2.640%
Payments Received by the Fund:	Floating Rate (6-month LIBOR)
Termination Date:	12/9/09
Unrealized Appreciation:	$437,123

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	1/7/05
Notional Amount:	$20,000,000
Payments Made by the Fund	Fixed Rate 2.828%
Payments Received by the Fund:	Floating Rate (6-month LIBOR)
Termination Date:	1/7/07
Unrealized Appreciation:	$178,673

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	1/7/05
Notional Amount:	$10,000,000
Payments Made by the Fund	Fixed Rate 2.828%
Payments Received by the Fund:	Floating Rate (6-month LIBOR)
Termination Date:	1/7/15
Unrealized Appreciation:	$200,677

Swap Counterparty:	Barclays Investments, Inc.
Effective Date:	1/7/05
Notional Amount:	$30,000,000
Payments Made by the Fund	Fixed Rate 2.828%
Payments Received by the Fund:	Floating Rate (6-month LIBOR)
Termination Date:	1/7/08
Unrealized Depreciation:	$(292,385)

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Notes to Financial Statements (unaudited) (continued)

Swap Counterparty:	Barclays Investments, Inc.
Effective Date:	1/7/05
Notional Amount:	$5,000,000
Payments Made by the Fund	Fixed Rate 2.828%
Payments Received by the Fund:	Floating Rate (6-month LIBOR)
Termination Date:	1/7/10
Unrealized Depreciation:	$(7,701)

At March 31, 2005, the Fund held loan participations with a total cost of $5,999,238 and a total market value of $6,077,335.

Note  4.  Credit,  Exchange  Rate  and  Market  Risk

The yields of emerging market debt obligations and high-yield corporate debt obligations reflect, among other things, perceived credit and market risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, overall greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Note  5.  Dividends  Subsequent  to  March   31,  2005

On February 4, 2005, the Board of Directors of the Fund declared two common stock distributions, each in the amount of $0.0875 per share, payable on April 29, 2005, and May 27, 2005 to shareholders of record on April 12, 2005 and May 17, 2005. In addition, on May 4, 2005, the Board of Directors of the Fund declared three common stock distributions, each in the amount of $0.08750 per share, payable on June 24, 2005, July 29, 2005 and August 26, 2005 to shareholders of record on June 14, 2005, July 12, 2005 and August 16, 2005, respectively.

Note  6.  Additional  Information

Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) (each an affiliate of the manager), have submitted an Offer of Settlement of an administrative proceeding to the U.S. Securities and Exchange Commission (“SEC”) in connection with an investigation into the 1999 appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”). SBFM and CGMI understand that the SEC has accepted the Offer of Settlement, but has not yet issued the administrative order.

The SEC order will find that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order will find that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that:

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Notes to Financial Statements (unaudited) (continued)

First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”) had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also will find that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement will not establish wrongdoing or liability for purposes of any other proceeding.

The SEC will censure SBFM and CGMI and order them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order will require Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, will be paid to the U.S. Treasury and then distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The distribution plan may also include a portion of escrowed transfer agency fees, in accordance with the terms of the order.

The order will require SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also will be required to comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund.

The Fund did not implement the transfer agent arrangement described above and therefore will not receive any portion of the distributions.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Dividend Reinvestment Plan (unaudited)

Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends, on your Common Shares will be automatically reinvested by PFPC, as agent for the Common Shareholders (the “Plan Agent”), in additional Common Shares under the Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by PFPC, as dividend paying agent.

If you participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1)  If the market price of the Common Shares on the record date (or, if the record date is not a New York Stock Exchange trading day, the immediately preceding trading day) for determining shareholders eligible to receive the relevant dividend or distribution (the “determination date”) is equal to or exceeds 98% of the net asset value per share of the Common Shares, the Fund will issue new Common Shares at a price equal to the greater of (a) 98% of the net asset value per share at the close of trading on the Exchange on the determination date or (b) 95% of the market price per share of the Common Shares on the determination date.

(2)  If 98% of the net asset value per share of the Common Shares exceeds the market price of the Common Shares on the determination date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Shares in the open market, on the Exchange or elsewhere, for your account as soon as practicable commencing on the trading day following the determination date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the record date for the next succeeding dividend or distribution to be made to the Common Shareholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price rises so that it equals or exceeds 98% of the net asset value per share of the Common Shares at the close of trading on the Exchange on the determination date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Shares in the open market and the Fund shall issue the remaining Common Shares at a price per share equal to the greater of (a) 98% of the net asset value per share at the close of trading on the Exchange on the determination date or (b) 95% of the then current market price per share.

The Plan Agent maintains all participants’ accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Dividend Reinvestment Plan (unaudited) (continued)

You may withdraw from the Plan by notifying the Plan Agent in writing at P.O. Box 43027, Providence, Rhode Island 02940-3027 or by calling the Plan Agent at 1-800-331-1710. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Shares. The Plan may be terminated by the Fund upon notice in writing mailed to Common Shareholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination is to be effective. Upon any termination, you will be sent a certificate or certificates for the full Common Shares held for you under the Plan and cash for any fractional Common Shares. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your shares on your behalf. You will be charged a service charge and the Plan Agent is authorized to deduct brokerage charges actually incurred for this transaction from the proceeds.

There is no service charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional Common Shares, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Shares over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets. Investors will be subject to income tax on amounts reinvested under the plan.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan and your account may be obtained from the Plan Agent at 1-800-331-1710.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Additional Shareholder Information (unaudited)

The report is transmitted to the shareholders of the Fund for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-446-1013.

Information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-446-1013, (2) on the Fund’s website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Directors

CAROL L. COLMAN

DANIEL P. CRONIN

LESLIE H. GELB

R. JAY GERKEN, CFA

WILLIAM R. HUTCHINSON

RIORDAN ROETT

JESWALD W. SALACUSE

Officers

R. JAY GERKEN, CFA

Chairman and Chief Executive Officer

PETER J. WILBY, CFA

President

ANDREW B. SHOUP

Senior Vice President and

Chief Administrative Officer

FRANCES M. GUGGINO

Chief Financial Officer and Treasurer

JAMES E. CRAIGE, CFA

Executive Vice President

ROGER M. LAVAN, CFA

Executive Vice President

BETH A. SEMMEL, CFA

Executive Vice President

DAVID TORCHIA

Executive Vice President

DAVID SCOTT

Executive Vice President

ANDREW BEAGLEY

Chief Compliance Officer

WENDY S. SETNICKA

Controller

ROBERT I. FRENKEL

Secretary and Chief Legal Officer

Salomon Brothers Variable Rate Strategic Fund Inc.

125 Broad Street

10th Floor, MF-2

New York, New York 10004

Telephone 1-888-777-0102

INVESTMENT MANAGER AND ADMINISTRATOR

Salomon Brothers Asset Management Inc

399 Park Avenue

New York, New York 10022

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

DIVIDEND DISBURSING AND TRANSFER AGENT

PFPC Inc.

P.O. Box 43027

Providence, Rhode Island 02940-3027

LEGAL COUNSEL

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017-3909

NEW YORK STOCK EXCHANGE SYMBOL

GFY

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Board of Directors of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to the Manager. The Manager is part of Citigroup Asset Management (“CAM”), a group of investment adviser affiliates of Citigroup, Inc. (“Citigroup”). Along with the other investment advisers that comprise CAM, the Manager has adopted a set of proxy voting policies and procedures (the “Policies”) to ensure that the Manager votes proxies relating to equity securities in the best interest of clients.

In voting proxies, the Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Manager of its responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

In furtherance of the Manager’s goal to vote proxies in the best interest of clients, the Manager follows procedures designed to identify and address material conflicts that may arise between the Manager’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM’s and the Manager’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Manager in voting proxies. The Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Manager decides to vote a proxy, the Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Manager and certain other Citigroup business units.

CAM maintains a Proxy Voting Committee, of which the Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Manager’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the

Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Manager’s decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Manager may vote proxies notwithstanding the existence of the conflict.

If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

ITEM 8. [RESERVED]

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)	Not Applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Variable Rate Strategic Fund Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of Salomon Brothers Variable Rate Strategic Fund Inc.

Date:	June 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Salomon Brothers Variable Rate Strategic Fund Inc.

Date:	June 10, 2005

By:	/s/ (Frances M. Guggino)
(Frances M. Guggino)
Chief Financial Officer of Salomon Brothers Variable Rate Strategic Fund Inc.

Date:	June 10, 2005